AST MULTI-SECTOR FIXED INCOME PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 96.3%
Asset-Backed Securities — 0.7%
Collateralized Loan Obligations
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.322%(c)	01/19/35	40,000	$39,623,676
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
1.411%(c)	10/15/34	42,500	42,031,544
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-30A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.991%(c)	04/15/29	19,834	19,641,219

Total Asset-Backed Securities (cost $102,207,659)			101,296,439
Commercial Mortgage-Backed Securities — 6.2%
BANK,
Series 2018-BN15, Class A3
4.138%	11/15/61	13,000	13,549,289
Benchmark Mortgage Trust,
Series 2018-B07, Class A3
4.241%	05/15/53	13,000	13,361,201
CD Mortgage Trust,
Series 2018-CD07, Class A3
4.013%	08/15/51	25,000	25,481,547
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	2,681	2,694,304
Series 2014-GC23, Class A3
3.356%	07/10/47	11,062	11,068,252
Series 2015-GC29, Class A3
2.935%	04/10/48	14,092	13,800,328
Series 2015-GC31, Class A3
3.497%	06/10/48	13,585	13,521,573
Series 2015-GC33, Class A3
3.515%	09/10/58	19,601	19,524,759
Series 2016-C01, Class A3
2.944%	05/10/49	20,000	19,668,434
Series 2016-C02, Class A3
2.575%	08/10/49	17,500	16,849,499
Series 2016-P04, Class A3
2.646%	07/10/49	35,000	33,457,179
Series 2016-P06, Class A4
3.458%	12/10/49	4,992	5,005,112
Series 2017-P07, Class A3
3.442%	04/14/50	20,000	20,057,716
Series 2018-C06, Class A3
4.145%	11/10/51	16,375	16,833,151
Commercial Mortgage Trust,
Series 2014-CR15, Class A3
3.796%	02/10/47	6,442	6,436,580
Series 2014-CR18, Class A4
3.550%	07/15/47	8,428	8,370,562
Series 2014-UBS04, Class A4
3.420%	08/10/47	10,000	9,918,865
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-UBS06, Class A4
3.378%	12/10/47	1,886	$1,870,947
Series 2015-CR22, Class A4
3.048%	03/10/48	15,000	14,828,962
Series 2015-CR26, Class A3
3.359%	10/10/48	16,747	16,623,654
Series 2015-DC01, Class A4
3.078%	02/10/48	10,000	9,820,640
Series 2015-LC21, Class A3
3.445%	07/10/48	16,832	16,709,136
Series 2015-PC01, Class A4
3.620%	07/10/50	10,393	10,383,998
Series 2016-COR01, Class A3
2.826%	10/10/49	24,738	24,052,158
Series 2016-DC02, Class A4
3.497%	02/10/49	11,590	11,577,521
Series 2017-COR02, Class A2
3.239%	09/10/50	38,983	38,283,264
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A3
3.447%	08/15/48	17,895	17,694,272
Series 2015-C04, Class A3
3.544%	11/15/48	29,293	29,146,612
Series 2018-CX11, Class A4
3.766%	04/15/51	15,000	14,992,710
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C01, Class A3A
3.015%	05/10/49	8,811	8,586,608
Series 2016-C03, Class A4
2.632%	08/10/49	15,000	14,650,326
Series 2017-C06, Class A3
3.269%	06/10/50	45,800	45,662,737
GS Mortgage Securities Trust,
Series 2014-GC22, Class A4
3.587%	06/10/47	3,000	3,004,918
Series 2016-GS02, Class A3
2.791%	05/10/49	20,000	19,415,844
Series 2016-GS03, Class A3
2.592%	10/10/49	23,219	22,423,194
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C17, Class A3
3.928%	01/15/47	3,435	3,422,566
Series 2014-C22, Class A3A1
3.538%	09/15/47	12,648	12,577,486
Series 2015-C30, Class A4
3.551%	07/15/48	16,423	16,397,351
JPMCC Commercial Mortgage Securities Trust,
Series 2019-COR04, Class A4
3.758%	03/10/52	50,750	51,327,230
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4
2.694%	04/15/46	906	904,760
Series 2016-JP02, Class A3
2.559%	08/15/49	16,506	15,958,475
A1

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A3
3.473%	12/15/47	21,123	$20,970,402
Morgan Stanley Capital I Trust,
Series 2016-UB11, Class A3
2.531%	08/15/49	10,000	9,641,669
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4
3.212%	11/15/50	10,000	9,782,282
Series 2018-C12, Class A4
4.030%	08/15/51	25,000	25,644,530
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4
3.548%	08/15/50	12,273	12,134,830
Series 2015-C29, Class A3
3.368%	06/15/48	9,936	9,900,971
Series 2015-LC20, Class A4
2.925%	04/15/50	15,000	14,701,251
Series 2016-C35, Class A3
2.674%	07/15/48	24,968	24,125,057
Series 2016-LC24, Class A3
2.684%	10/15/49	32,619	31,705,101
Series 2016-NXS06, Class A3
2.642%	11/15/49	20,000	19,554,606
Series 2017-C42, Class A3
3.330%	12/15/50	15,000	14,863,200
Series 2019-C49, Class A4
3.760%	03/15/52	28,500	28,764,674
Series 2019-C51, Class A3
3.055%	06/15/52	35,000	34,103,832

Total Commercial Mortgage-Backed Securities (cost $942,900,312)			925,806,125
Corporate Bonds — 87.3%
Aerospace & Defense — 1.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.600%	05/01/34(a)	15,951	14,906,192
3.625%	03/01/48	1,000	854,596
3.900%	05/01/49	17,990	16,247,818
3.950%	08/01/59	8,125	7,070,710
4.508%	05/01/23	12,677	12,893,656
5.805%	05/01/50	45,415	52,408,243
5.930%	05/01/60	66,570	77,059,431
7.875%	04/15/43	13,929	18,619,412
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/23	5,675	5,752,074
Lockheed Martin Corp.,
Sr. Unsec’d. Notes
3.800%	03/01/45	3,218	3,292,585
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.750%	06/01/43(a)	500	563,477
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
Northrop Grumman Systems Corp.,
Gtd. Notes
7.875%	03/01/26	2,000	$2,327,091
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
3.750%	11/01/46	3,050	3,015,649
4.150%	05/15/45	1,150	1,185,883
4.450%	11/16/38	1,400	1,519,203
4.500%	06/01/42(a)	1,246	1,371,611
			219,087,631
Agriculture — 0.6%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	4,220	3,443,495
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.557%	08/15/27	15,138	14,731,232
4.390%	08/15/37	39,700	36,945,565
4.700%	04/02/27	5,130	5,256,107
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A
3.500%	02/11/23	15,483	15,557,066
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
5.700%	08/15/35(a)	2,240	2,368,164
5.850%	08/15/45	6,490	6,633,919
7.000%	08/04/41	3,275	3,770,089
8.125%	05/01/40	650	807,137
			89,512,774
Airlines — 0.7%
American Airlines 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	01/15/27	2,687	2,493,550
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	8,228	7,909,853
American Airlines 2015-2 Class AA Pass-Through Trust,
Pass-Through Certificates
3.600%	03/22/29	3,028	2,942,452
American Airlines 2016-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.575%	07/15/29	3,978	3,780,025
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	68	67,688
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.750%	10/28/29(a)	16,034	14,669,519
7.375%	01/15/26(a)	9,485	10,262,624
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A
4.500%	10/20/25	2,070	2,084,720

A2

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines (cont’d.)
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27(a)		7,520	$8,039,502
5.250%	05/04/25		24,390	25,596,849
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		153	146,018
United Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	10/11/27(a)		1,104	1,108,486
United Airlines 2014-2 Class A Pass-Through Trust,
Pass-Through Certificates
3.750%	03/03/28		3,494	3,409,920
United Airlines 2016-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.875%	04/07/30		18,137	17,187,864
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29(a)		4,175	3,974,595
				103,673,665
Auto Manufacturers — 1.7%
Ford Holdings LLC,
Gtd. Notes
9.300%	03/01/30		968	1,205,905
Ford Motor Co.,
Sr. Unsec’d. Notes
3.250%	02/12/32(a)		5,650	5,045,524
4.750%	01/15/43(a)		6,670	6,035,174
7.750%	06/15/43		1,510	1,788,135
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22		35,700	35,796,784
4.271%	01/09/27(a)		1,775	1,747,430
4.687%	06/09/25(a)		34,740	35,053,435
General Motors Co.,
Sr. Unsec’d. Notes
5.000%	04/01/35(a)		3,785	3,841,444
5.200%	04/01/45		22,128	22,402,561
5.400%	04/01/48(a)		4,065	4,258,927
6.250%	10/02/43		45,675	52,123,572
6.600%	04/01/36		13,335	15,468,515
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24		3,525	3,579,360
4.000%	01/15/25(a)		372	376,843
4.000%	10/06/26(a)		6,525	6,547,594
4.300%	07/13/25		440	446,421
4.350%	01/17/27		4,835	4,922,296
5.250%	03/01/26		11,130	11,665,048
Sr. Unsec’d. Notes
3.550%	07/08/22		23,300	23,429,696
Volkswagen International Finance NV (Germany),
Gtd. Notes, Series 10Y
1.875%	03/30/27	EUR	15,000	16,634,320
				252,368,984
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks — 10.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
3.500%	04/11/22	5,000	$5,001,843
3.800%	02/23/28	4,400	4,334,013
4.379%	04/12/28	8,200	8,312,990
Bank of America Corp.,
Jr. Sub. Notes, Series AA
6.100%(ff)	03/17/25(oo)	6,300	6,579,479
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)	3,315	3,338,265
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	22,000	22,171,134
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(a)(oo)	35,795	33,988,231
Sr. Unsec’d. Notes
3.311%(ff)	04/22/42(a)	12,500	11,566,302
3.419%(ff)	12/20/28	22,418	22,217,657
Sr. Unsec’d. Notes, MTN
2.676%(ff)	06/19/41	54,760	46,410,726
2.884%(ff)	10/22/30	11,865	11,243,161
3.194%(ff)	07/23/30	5,180	5,015,463
3.824%(ff)	01/20/28	67,232	68,028,604
4.083%(ff)	03/20/51	38,060	39,297,519
4.271%(ff)	07/23/29	3,600	3,717,893
4.330%(ff)	03/15/50(a)	10,295	11,027,607
5.000%	01/21/44	16,835	19,438,786
Sub. Notes
6.110%	01/29/37(a)	1,000	1,194,651
Sub. Notes, MTN
4.000%	01/22/25	12,425	12,656,362
4.450%	03/03/26(a)	33,340	34,494,096
Sub. Notes, Series L, MTN
3.950%	04/21/25(a)	10,185	10,372,565
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	09/20/26(oo)	11,245	11,100,822
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	775	777,841
3.932%(ff)	05/07/25(a)	22,715	22,892,897
4.375%	01/12/26(a)	16,285	16,645,761
Sub. Notes
4.836%	05/09/28(a)	1,300	1,328,361
5.088%(ff)	06/20/30	12,000	12,439,428
5.200%	05/12/26	3,800	3,964,376
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27	10,595	9,724,694
2.591%(ff)	01/20/28(a)	9,410	8,854,731
3.132%(ff)	01/20/33(a)	20,330	18,822,356
4.400%	08/14/28	11,780	12,032,157
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	12,605	11,818,194
BPCE SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.250%	01/11/28	4,000	3,909,127

A3

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes
3.875%(ff)	02/18/26(oo)	3,750	$3,546,962
Jr. Sub. Notes, Series U
5.000%(ff)	09/12/24(a)(oo)	35,500	35,183,537
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	19,970	19,101,923
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32(a)	24,735	22,401,993
3.668%(ff)	07/24/28	34,800	34,831,875
3.700%	01/12/26(a)	1,800	1,823,248
3.887%(ff)	01/10/28	385	389,174
5.875%	01/30/42(a)	8,365	10,337,399
6.875%	02/15/98	2,825	4,122,425
8.125%	07/15/39(a)	2,000	3,028,953
Sub. Notes
4.400%	06/10/25(a)	5,400	5,556,671
4.450%	09/29/27(a)	6,760	6,969,131
4.600%	03/09/26	425	441,096
4.750%	05/18/46	1,045	1,119,386
5.500%	09/13/25(a)	6,146	6,565,123
5.875%	02/22/33	2,300	2,639,246
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes, MTN
3.625%	09/09/24	1,000	1,011,586
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.750%	03/26/25	1,665	1,660,076
3.800%	06/09/23	16,907	17,068,494
Sr. Unsec’d. Notes, 144A
3.869%(ff)	01/12/29	12,455	12,185,554
4.207%(ff)	06/12/24(a)	4,560	4,602,566
4.282%	01/09/28(a)	7,135	7,135,040
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.244%(ff)	12/20/25(a)	4,815	4,746,337
5.375%	01/12/24	14,400	14,872,118
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.311%(ff)	11/16/27	14,260	13,119,788
3.950%	02/27/23	1,500	1,515,518
Sub. Notes
3.729%(ff)	01/14/32	11,800	10,546,434
3.742%(ff)	01/07/33(a)	8,930	7,888,661
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	2,205	2,197,464
4.200%	08/08/23	725	737,484
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series O
5.300%(ff)	11/10/26(oo)	2,250	2,310,358
Sr. Unsec’d. Notes
3.210%(ff)	04/22/42	2,975	2,671,661
3.500%	01/23/25	10,540	10,645,233
3.500%	11/16/26(a)	9,640	9,679,276
3.750%	05/22/25(a)	2,700	2,742,356
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.750%	02/25/26	1,500	$1,525,535
3.850%	01/26/27(a)	42,400	42,896,755
Sub. Notes
5.150%	05/22/45	8,275	9,285,511
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
1.645%(ff)	04/18/26	5,260	4,958,466
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes
3.950%	03/29/27	6,800	6,884,016
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29	15,500	15,029,388
Sub. Notes, 144A
4.950%(ff)	06/01/42	8,505	7,277,435
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC
4.625%(ff)	11/01/22(a)(oo)	4,400	4,195,252
Jr. Sub. Notes, Series FF
5.000%(ff)	08/01/24(oo)	32,730	32,522,495
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	15,730	15,160,650
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.769%(c)	07/30/22(a)(oo)	2,151	2,151,034
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	26,715	25,286,529
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.534%(c)	07/01/22(a)(oo)	26,100	26,031,445
Sr. Unsec’d. Notes
2.525%(ff)	11/19/41	34,035	28,177,322
2.739%(ff)	10/15/30	1,630	1,542,265
3.328%(ff)	04/22/52(a)	25,890	23,953,915
3.782%(ff)	02/01/28	5,000	5,063,484
3.882%(ff)	07/24/38	42,267	42,945,133
3.897%(ff)	01/23/49	3,000	3,037,367
3.964%(ff)	11/15/48	57,900	59,204,914
4.005%(ff)	04/23/29	11,035	11,266,983
4.032%(ff)	07/24/48(a)	3,525	3,647,868
4.260%(ff)	02/22/48(a)	31,042	33,092,581
4.452%(ff)	12/05/29(a)	1,500	1,567,895
5.600%	07/15/41(a)	1,100	1,336,145
Sub. Notes
4.125%	12/15/26(a)	9,450	9,776,365
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.750%	01/11/27(a)	10,000	10,024,071
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.309%(ff)	07/20/32(a)	9,795	8,761,605
Morgan Stanley,
Sr. Unsec’d. Notes
3.217%(ff)	04/22/42(a)	4,550	4,188,898
3.625%	01/20/27	2,600	2,624,738
4.375%	01/22/47	3,800	4,111,639
4.457%(ff)	04/22/39	8,035	8,636,036

A4

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
Sr. Unsec’d. Notes, GMTN
3.875%	01/27/26	589	$600,177
4.000%	07/23/25(a)	12,793	13,108,820
4.431%(ff)	01/23/30	27,100	28,375,560
5.597%(ff)	03/24/51	33,500	42,935,926
Sr. Unsec’d. Notes, MTN
1.928%(ff)	04/28/32	12,595	10,885,057
3.971%(ff)	07/22/38(a)	17,130	17,258,536
6.375%	07/24/42(a)	5,875	7,858,908
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24(a)	1,190	1,214,191
Sub. Notes, MTN
4.100%	05/22/23	60	61,075
NatWest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23	5,900	5,958,522
4.445%(ff)	05/08/30(a)	25,490	26,159,433
4.892%(ff)	05/18/29	1,895	1,969,109
5.076%(ff)	01/27/30	3,105	3,305,968
Nordea Bank Abp (Finland),
Sub. Notes, 144A
4.250%	09/21/22	2,000	2,019,444
People’s United Bank NA,
Sub. Notes
4.000%	07/15/24(a)	510	516,516
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24	450	460,094
Societe Generale SA (France),
Gtd. Notes, 144A
3.625%	03/01/41	16,230	13,552,583
Sr. Unsec’d. Notes, 144A
2.226%(ff)	01/21/26	10,136	9,639,100
Sr. Unsec’d. Notes, 144A, MTN
2.625%	01/22/25(a)	9,864	9,520,399
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
4.423%(c)	06/15/22(a)(oo)	1,668	1,664,446
Truist Financial Corp.,
Jr. Sub. Notes, Series N
4.800%(ff)	09/01/24(a)(oo)	18,520	18,188,431
Jr. Sub. Notes, Series P
4.950%(ff)	09/01/25(oo)	3,000	3,069,914
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.126%(ff)	08/13/30	15,000	14,437,321
4.125%	09/24/25(a)	3,999	4,073,048
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
5.013%(ff)	04/04/51(a)	15,200	18,003,944
Sub. Notes, GMTN
4.900%	11/17/45	8,905	9,856,962
Sub. Notes, MTN
4.650%	11/04/44	3,135	3,351,728
4.750%	12/07/46	13,680	14,947,848
			1,539,269,033
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 2.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.700%	02/01/36(a)	31,770	$34,529,405
4.900%	02/01/46	91,673	101,856,029
Anheuser-Busch InBev Finance, Inc. (Belgium),
Gtd. Notes
4.000%	01/17/43	13,125	12,855,572
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.750%	07/15/42	5,770	5,497,975
4.000%	04/13/28(a)	8,950	9,290,784
4.375%	04/15/38(a)	32,950	34,603,383
4.439%	10/06/48	15,865	16,607,556
4.600%	04/15/48	5,245	5,644,995
5.450%	01/23/39(a)	6,345	7,405,914
5.550%	01/23/49	63,944	77,651,893
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A
4.450%	05/15/25	21,850	22,359,477
Coca-Cola Femsa SAB de CV (Mexico),
Gtd. Notes
5.250%	11/26/43	2,400	2,747,610
Constellation Brands, Inc.,
Gtd. Notes
5.250%	11/15/48(a)	23,729	26,694,751
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	11/15/45	17,400	17,907,095
			375,652,439
Biotechnology — 0.7%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.600%	08/19/26(a)	800	789,555
2.770%	09/01/53	5,170	4,161,539
2.800%	08/15/41	11,000	9,467,934
3.000%	01/15/52	8,827	7,490,381
3.625%	05/22/24(a)	4,830	4,919,940
4.400%	05/01/45(a)	18,243	19,215,195
4.663%	06/15/51(a)	17,165	18,994,283
5.150%	11/15/41	6,183	7,020,199
Gilead Sciences, Inc.,
Sr. Unsec’d. Notes
3.500%	02/01/25	1,177	1,193,365
3.650%	03/01/26	12,295	12,523,230
4.500%	02/01/45	4,586	4,873,189
4.750%	03/01/46(a)	6,095	6,747,564
4.800%	04/01/44	11,250	12,384,447
			109,780,821
Building Materials — 0.9%
Fortune Brands Home & Security, Inc.,
Sr. Unsec’d. Notes
4.000%	06/15/25	6,850	6,977,665

A5

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Johnson Controls International PLC,
Sr. Unsec’d. Notes
4.625%	07/02/44(a)	5,204	$5,596,241
Macmillan Bloedel Pembroke LP (Canada),
Sr. Unsec’d. Notes
7.700%	02/15/26	1,500	1,726,253
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	1,125	1,151,883
4.250%	12/15/47	3,150	3,145,380
Masco Corp.,
Sr. Unsec’d. Notes
4.500%	05/15/47	1,173	1,210,833
Owens Corning,
Sr. Unsec’d. Notes
3.950%	08/15/29	2,700	2,746,373
4.200%	12/01/24(a)	4,868	4,981,162
4.300%	07/15/47	23,744	23,323,660
4.400%	01/30/48	16,375	16,364,441
7.000%	12/01/36	14,958	18,841,832
Vulcan Materials Co.,
Sr. Unsec’d. Notes
3.500%	06/01/30	3,878	3,853,139
4.500%	06/15/47(a)	32,910	34,671,858
4.700%	03/01/48	2,117	2,289,454
			126,880,174
Chemicals — 3.0%
Albemarle Corp.,
Sr. Unsec’d. Notes
4.150%	12/01/24	16,129	16,503,842
Celanese US Holdings LLC,
Gtd. Notes
4.625%	11/15/22	16,313	16,557,845
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43(a)	21,248	22,878,193
5.150%	03/15/34	20,126	22,376,410
5.375%	03/15/44	21,384	24,147,761
Gtd. Notes, 144A
4.500%	12/01/26	20,768	21,681,202
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.600%	11/15/50(a)	4,047	3,767,062
4.250%	10/01/34(a)	13,869	14,337,946
4.375%	11/15/42	19,950	20,735,820
4.800%	05/15/49	3,720	4,105,762
5.250%	11/15/41	3,231	3,674,113
5.550%	11/30/48(a)	27,623	33,704,020
7.375%	11/01/29	7,959	9,962,914
9.400%	05/15/39	351	560,882
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
5.319%	11/15/38	1,168	1,345,734
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Chemicals (cont’d.)
Eastman Chemical Co.,
Sr. Unsec’d. Notes
3.800%	03/15/25	6,847	$6,929,905
4.650%	10/15/44	2,030	2,092,547
4.800%	09/01/42	4,057	4,276,037
Ecolab, Inc.,
Sr. Unsec’d. Notes
2.750%	08/18/55	333	278,418
Huntsman International LLC,
Sr. Unsec’d. Notes
2.950%	06/15/31	4,775	4,408,549
4.500%	05/01/29	10,100	10,429,540
LYB International Finance BV,
Gtd. Notes
4.875%	03/15/44	2,447	2,599,667
5.250%	07/15/43	21,058	23,420,185
LYB International Finance III LLC,
Gtd. Notes
2.250%	10/01/30(a)	12,275	11,076,857
3.375%	10/01/40(a)	18,764	16,853,689
3.625%	04/01/51(a)	22,815	20,571,456
3.800%	10/01/60	3,893	3,430,432
4.200%	10/15/49(a)	1,523	1,509,874
4.200%	05/01/50(a)	41,020	40,376,397
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	4,273	4,459,039
Mosaic Co. (The),
Sr. Unsec’d. Notes
5.625%	11/15/43(a)	10,056	12,102,606
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	6,430	6,458,738
4.125%	03/15/35	7,241	7,358,336
4.200%	04/01/29	735	768,150
4.900%	06/01/43	1,200	1,314,829
5.000%	04/01/49	4,998	5,786,439
5.250%	01/15/45	4,832	5,556,694
5.625%	12/01/40	1,075	1,281,014
Orbia Advance Corp. SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/15/48	2,445	2,403,682
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22(a)	5,761	5,776,429
Union Carbide Corp.,
Sr. Unsec’d. Notes
7.750%	10/01/96	500	729,832
Westlake Corp.,
Sr. Unsec’d. Notes
3.375%	08/15/61	8,079	6,545,669
Yara International ASA (Brazil),
Sr. Unsec’d. Notes, 144A
4.750%	06/01/28	19,450	20,118,933
			445,253,449

A6

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services — 1.4%
California Institute of Technology,
Sr. Unsec’d. Notes
3.650%	09/01/2119	3,235	$2,800,249
Cleveland Clinic Foundation (The),
Unsec’d. Notes
4.858%	01/01/2114	2,875	3,240,778
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	13,000	13,104,105
3.300%	12/01/26	4,800	4,794,447
4.200%	11/01/46	32,800	32,797,892
4.500%	02/15/45	8,460	8,673,210
5.625%	03/15/42	1,000	1,162,306
6.700%	06/01/34	1,000	1,239,782
7.000%	10/15/37	3,623	4,743,216
Experian Finance PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	03/08/30(a)	4,050	3,848,634
Georgetown University (The),
Unsec’d. Notes, Series A
5.215%	10/01/2118	2,980	3,410,132
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	1,050	1,030,418
3.750%	06/01/23	3,425	3,458,365
4.000%	06/01/23	6,920	7,018,520
Leland Stanford Junior University (The),
Unsec’d. Notes
3.647%	05/01/48	12,125	12,596,278
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	370	365,756
4.678%	07/01/2114	12,715	14,769,096
5.600%	07/01/2111	160	224,108
Northwestern University,
Unsec’d. Notes
4.643%	12/01/44	2,800	3,152,029
Unsec’d. Notes, Series 2017
3.662%	12/01/57(a)	17,262	18,778,802
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.850%	10/01/29(a)	9,200	9,001,825
President & Fellows of Harvard College,
Sr. Unsec’d. Notes
4.875%	10/15/40	429	510,754
Unsec’d. Notes
5.625%	10/01/38	17,500	22,154,244
Trustees of Boston College,
Unsec’d. Notes
3.129%	07/01/52	3,007	2,720,308
Trustees of Boston University,
Sec’d. Notes, Series CC
4.061%	10/01/48	4,345	4,581,039
Trustees of Princeton University (The),
Unsec’d. Notes
5.700%	03/01/39	3,000	3,869,178
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
Trustees of the University of Pennsylvania (The),
Sr. Unsec’d. Notes
4.674%	09/01/2112	6,976	$7,877,186
University of Notre Dame du Lac,
Unsec’d. Notes, Series 2017
3.394%	02/15/48	6,475	6,574,973
Washington University (The),
Sr. Unsec’d. Notes, Series 2022
3.524%	04/15/54	6,100	6,100,000
William Marsh Rice University,
Unsec’d. Notes
3.774%	05/15/55(a)	3,500	3,709,633
			208,307,263
Computers — 1.3%
Apple, Inc.,
Sr. Unsec’d. Notes
2.375%	02/08/41(a)	11,410	9,899,963
2.700%	08/05/51	48,215	41,952,814
2.850%	08/05/61	77,200	66,741,095
3.250%	02/23/26	13,175	13,428,478
3.750%	09/12/47	8,110	8,434,323
3.750%	11/13/47	4,170	4,356,237
3.850%	08/04/46	10,700	11,340,786
4.650%	02/23/46(a)	28,906	34,076,817
Leidos, Inc.,
Gtd. Notes
4.375%	05/15/30	1,875	1,912,516
			192,143,029
Diversified Financial Services — 0.1%
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.875%	05/01/24	10,000	10,292,121
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
6.625%	10/23/43	3,500	4,111,054
			14,403,175
Electric — 12.0%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/22	5,600	5,607,759
3.800%	10/01/47(a)	5,450	5,109,035
3.950%	06/01/28	6,240	6,357,072
Sr. Unsec’d. Notes, 144A
3.850%	10/01/25	7,145	7,200,535
Sr. Unsec’d. Notes, Series G
4.150%	05/01/49	3,465	3,422,590
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26(a)	2,080	2,083,393
3.750%	12/01/47	10,015	9,774,060
3.800%	06/15/49	10,675	10,541,910
4.000%	12/01/46	5,000	5,073,382

A7

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alabama Power Co.,
Sr. Unsec’d. Notes
4.150%	08/15/44	4,500	$4,581,833
Ameren Illinois Co.,
First Mortgage
3.700%	12/01/47	12,200	12,093,717
4.500%	03/15/49(a)	1,155	1,280,214
Sr. Sec’d. Notes
4.150%	03/15/46	7,760	8,095,476
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	6,600	6,721,888
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.150%	12/01/24	11,020	10,999,735
3.800%	06/01/29(a)	9,750	9,898,329
Avista Corp.,
First Mortgage
4.350%	06/01/48	14,005	14,721,402
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
3.750%	08/15/47	20,800	20,774,545
4.250%	09/15/48	14,575	15,515,550
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
4.450%	01/15/49(a)	11,635	12,725,613
4.500%	02/01/45	4,465	4,745,541
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage
4.500%	04/01/44	10,260	11,290,680
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
3.700%	09/01/49	8,960	8,425,937
4.250%	11/01/28	1,097	1,128,457
Cleco Corporate Holdings LLC,
Sr. Unsec’d. Notes
3.375%	09/15/29	9,995	9,545,100
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A
4.550%	11/15/30	9,675	10,226,986
CMS Energy Corp.,
Sr. Unsec’d. Notes
3.875%	03/01/24(a)	9,250	9,370,009
4.875%	03/01/44	4,495	4,951,229
Commonwealth Edison Co.,
First Mortgage
3.000%	03/01/50	15,879	14,186,065
3.650%	06/15/46	18,950	18,673,273
3.700%	03/01/45	4,751	4,655,721
3.800%	10/01/42(a)	3,615	3,606,165
4.000%	03/01/48(a)	7,045	7,480,217
4.000%	03/01/49	4,240	4,388,045
4.350%	11/15/45	5,560	5,939,528
4.600%	08/15/43	2,000	2,196,291
First Mortgage, Series 123
3.750%	08/15/47	7,610	7,550,607
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Mortgage, Series 127
3.200%	11/15/49	4,455	$4,094,890
First Mortgage, Series 131
2.750%	09/01/51	2,265	1,915,460
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes
3.850%	06/15/46(a)	625	605,071
3.950%	03/01/43	4,905	4,784,936
5.700%	06/15/40	2,120	2,522,513
Sr. Unsec’d. Notes, Series C
4.300%	12/01/56	2,785	2,871,065
Consumers Energy Co.,
First Mortgage
3.100%	08/15/50	12,680	11,605,874
3.250%	08/15/46	5,075	4,726,322
3.500%	08/01/51	22,300	21,875,982
3.750%	02/15/50	3,500	3,514,121
4.350%	08/31/64	6,840	7,261,742
Dominion Energy South Carolina, Inc.,
First Mortgage
5.450%	02/01/41	3,000	3,528,538
Dominion Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	06/01/28	6,160	6,405,160
4.700%	12/01/44	4,774	5,085,647
Sr. Unsec’d. Notes, Series A
4.600%	03/15/49	1,060	1,154,293
Sr. Unsec’d. Notes, Series C
4.900%	08/01/41	8,810	9,594,784
DTE Electric Co.,
General Ref. Mortgage
3.700%	03/15/45	17,700	17,425,834
3.700%	06/01/46	1,305	1,303,768
3.750%	08/15/47	7,900	7,939,182
3.950%	06/15/42	5,800	5,793,360
4.300%	07/01/44	3,975	4,225,270
General Ref. Mortgage, Series A
4.000%	04/01/43	3,535	3,613,955
DTE Energy Co.,
Sr. Unsec’d. Notes, Series C
2.529%	10/01/24	13,330	13,118,249
Duke Energy Carolinas LLC,
First Mortgage
3.200%	08/15/49(a)	39,520	36,709,959
3.450%	04/15/51	610	591,635
3.700%	12/01/47	4,556	4,511,792
3.950%	03/15/48	7,724	7,978,836
4.250%	12/15/41	12,900	13,510,906
6.050%	04/15/38	2,505	3,123,504
First Ref. Mortgage
2.950%	12/01/26	14,955	14,957,127
3.750%	06/01/45	20,530	20,136,911
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/46	7,695	7,253,785

A8

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Duke Energy Florida LLC,
First Mortgage
3.000%	12/15/51(a)	14,895	$13,245,627
3.400%	10/01/46	8,280	7,725,708
Duke Energy Indiana LLC,
First Mortgage, Series WWW
4.900%	07/15/43	400	443,942
Duke Energy Ohio, Inc.,
First Mortgage
3.800%	09/01/23	1,500	1,515,773
Duke Energy Progress LLC,
First Mortgage
3.700%	10/15/46	20,295	20,180,061
4.100%	03/15/43	1,200	1,232,354
4.150%	12/01/44	4,802	4,967,472
5.700%	04/01/35	500	582,111
6.125%	09/15/33	4,400	5,298,327
El Paso Electric Co.,
Sr. Unsec’d. Notes
5.000%	12/01/44	4,800	5,173,519
Emera US Finance LP (Canada),
Gtd. Notes
4.750%	06/15/46	20,050	20,969,101
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28(a)	2,080	1,871,173
3.500%	04/06/28	26,297	26,122,242
Entergy Louisiana LLC,
Collateral Trust
3.050%	06/01/31	2,500	2,438,961
4.200%	09/01/48	66,658	70,530,274
4.200%	04/01/50	20,550	21,674,367
Entergy Mississippi LLC,
First Mortgage
3.850%	06/01/49	9,018	9,042,293
Entergy Texas, Inc.,
First Mortgage
3.550%	09/30/49(a)	18,180	17,073,166
4.500%	03/30/39	15,760	16,466,520
Evergy Kansas Central, Inc.,
First Mortgage
3.250%	09/01/49	6,685	5,995,487
3.450%	04/15/50	4,420	4,112,928
4.100%	04/01/43	3,000	3,012,071
4.125%	03/01/42	3,010	3,042,744
4.250%	12/01/45	4,365	4,490,259
4.625%	09/01/43	2,780	2,845,023
Evergy Metro, Inc.,
General Ref. Mortgage, Series 2019
4.125%	04/01/49	1,220	1,259,170
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	4,660	4,587,585
Exelon Corp.,
Sr. Unsec’d. Notes
4.450%	04/15/46(a)	5,390	5,633,078
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.700%	04/15/50	1,515	$1,667,370
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44	11,103	12,034,768
Florida Power & Light Co.,
First Mortgage
3.700%	12/01/47	3,870	3,934,679
3.950%	03/01/48	13,570	14,458,070
3.990%	03/01/49	25,600	27,431,071
4.050%	10/01/44(a)	4,104	4,311,318
Fortis, Inc. (Canada),
Sr. Unsec’d. Notes
3.055%	10/04/26	4,737	4,682,084
Georgia Power Co.,
Sr. Unsec’d. Notes
4.300%	03/15/42	16,803	16,990,256
5.400%	06/01/40	3,109	3,462,836
Sr. Unsec’d. Notes, Series 10-C
4.750%	09/01/40	1,900	2,022,090
Sr. Unsec’d. Notes, Series A
3.250%	03/15/51	4,995	4,350,921
Idaho Power Co.,
First Mortgage, Series K
4.200%	03/01/48	6,300	6,674,727
Indiana Michigan Power Co.,
Sr. Unsec’d. Notes, Series K
4.550%	03/15/46	7,235	7,664,358
Indianapolis Power & Light Co.,
First Mortgage, 144A
4.700%	09/01/45	13,200	13,963,804
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
4.700%	10/15/43	675	724,554
IPALCO Enterprises, Inc.,
Sr. Sec’d. Notes
4.250%	05/01/30	4,290	4,294,054
ITC Holdings Corp.,
Sr. Unsec’d. Notes
3.250%	06/30/26	10,295	10,224,745
5.300%	07/01/43	1,000	1,136,825
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24(a)	1,000	1,022,952
Louisville Gas & Electric Co.,
First Mortgage
4.375%	10/01/45	7,084	7,238,852
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.000%	04/15/25(a)	10,000	10,046,224
4.300%	01/15/29	6,315	6,570,510
MidAmerican Energy Co.,
First Mortgage
3.650%	04/15/29	12,000	12,370,967
3.650%	08/01/48(a)	22,370	22,155,808
4.250%	05/01/46	4,500	4,840,952
4.250%	07/15/49(a)	10,200	11,158,839

A9

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
4.400%	10/15/44	18,980	$20,500,184
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,575	2,618,687
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	8,350	8,593,636
New England Power Co. (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.800%	12/05/47	6,525	6,233,819
Northern States Power Co.,
First Mortgage
2.900%	03/01/50	1,900	1,686,681
3.400%	08/15/42	8,450	8,186,323
3.600%	05/15/46	17,056	16,984,538
3.600%	09/15/47(a)	11,350	11,215,761
4.000%	08/15/45	4,830	4,979,363
4.125%	05/15/44	8,520	8,901,904
NRG Energy, Inc.,
Gtd. Notes
6.625%	01/15/27(a)	794	819,398
Ohio Edison Co.,
First Mortgage
8.250%	10/15/38	2,722	3,866,199
Oklahoma Gas & Electric Co.,
Sr. Unsec’d. Notes
4.000%	12/15/44	9,000	8,882,450
4.550%	03/15/44	1,325	1,401,403
Oncor Electric Delivery Co. LLC,
First Mortgage, 144A
2.700%	11/15/51(a)	3,045	2,599,598
Sr. Sec’d. Notes
3.700%	05/15/50	27,148	27,309,335
Pacific Gas & Electric Co.,
First Mortgage
3.300%	08/01/40(a)	4,200	3,443,774
3.950%	12/01/47(a)	33,170	27,483,887
4.000%	12/01/46	14,113	11,742,016
4.300%	03/15/45	10,000	8,567,400
4.500%	07/01/40	32,990	30,149,888
PacifiCorp,
First Mortgage
2.700%	09/15/30(a)	8,309	7,951,479
4.125%	01/15/49	18,585	19,385,070
4.150%	02/15/50	26,800	28,040,555
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	6,070	5,244,269
3.000%	09/15/49	3,922	3,507,523
3.050%	03/15/51	1,200	1,082,863
3.700%	09/15/47	3,840	3,855,570
3.900%	03/01/48	9,385	9,689,249
First Ref. Mortgage
4.800%	10/15/43	1,575	1,762,317
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A
3.250%	03/15/28	17,260	$16,725,508
3.600%	06/01/29	10,000	9,999,791
PPL Electric Utilities Corp.,
First Mortgage
3.000%	10/01/49(a)	4,105	3,607,242
3.950%	06/01/47	5,845	5,945,526
4.125%	06/15/44	4,450	4,548,976
6.250%	05/15/39	500	641,362
Progress Energy, Inc.,
Sr. Unsec’d. Notes
7.000%	10/30/31	23,950	29,791,528
7.750%	03/01/31	8,824	11,343,613
Public Service Co. of Colorado,
First Mortgage
3.550%	06/15/46	9,880	9,168,288
3.700%	06/15/28	2,000	2,050,082
4.100%	06/15/48	4,735	4,992,156
4.300%	03/15/44	165	174,459
Public Service Electric & Gas Co.,
First Mortgage, Series I, MTN
3.750%	03/15/24(a)	2,900	2,937,639
4.000%	06/01/44	2,000	2,020,086
First Ref. Mortgage, MTN
3.950%	05/01/42	2,000	2,040,449
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	16,900	16,973,273
Puget Sound Energy, Inc.,
Sr. Sec’d. Notes
3.250%	09/15/49	9,985	8,940,459
4.434%	11/15/41	1,787	1,855,266
Rochester Gas & Electric Corp.,
First Mortgage, 144A
3.100%	06/01/27	6,375	6,304,269
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	31,545	33,298,239
5.350%	05/15/35(a)	6,997	8,001,998
5.350%	05/15/40	773	881,675
First Mortgage, Series TTT
4.100%	06/15/49	5,875	6,123,464
Sempra Energy,
Sr. Unsec’d. Notes
3.250%	06/15/27(a)	14,765	14,586,911
3.400%	02/01/28(a)	21,790	21,722,108
Southern California Edison Co.,
First Mortgage
3.650%	02/01/50(a)	16,130	14,908,984
First Ref. Mortgage
4.000%	04/01/47	28,115	27,092,794
4.050%	03/15/42	7,200	6,954,337
4.650%	10/01/43	1,950	2,026,983
5.500%	03/15/40	11,962	13,405,436

A10

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
First Ref. Mortgage, Series 13-A
3.900%	03/15/43	5,000	$4,659,310
First Ref. Mortgage, Series C
3.600%	02/01/45	4,330	3,884,895
4.125%	03/01/48(a)	15,150	14,821,739
Southern Co. (The),
Sr. Unsec’d. Notes
4.250%	07/01/36	17,050	17,274,413
Southwestern Public Service Co.,
First Mortgage
3.700%	08/15/47	4,470	4,353,699
4.500%	08/15/41	550	584,534
Tampa Electric Co.,
Sr. Unsec’d. Notes
4.350%	05/15/44	7,325	7,596,633
4.450%	06/15/49	13,580	14,760,529
Toledo Edison Co. (The),
Sr. Sec’d. Notes
6.150%	05/15/37	1,997	2,447,834
Tri-State Generation & Transmission Association, Inc.,
First Mortgage
4.250%	06/01/46	11,770	11,660,555
Union Electric Co.,
Sr. Sec’d. Notes
3.650%	04/15/45	9,175	8,769,305
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.450%	12/15/50	5,075	4,081,352
4.000%	01/15/43	1,399	1,415,993
4.450%	02/15/44	1,210	1,291,339
Sr. Unsec’d. Notes, Series A
3.500%	03/15/27	2,765	2,805,366
3.800%	04/01/28(a)	5,815	5,955,347
Sr. Unsec’d. Notes, Series D
4.650%	08/15/43	1,335	1,457,734
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	5,525	5,475,745
3.700%	01/30/27	24,065	23,072,533
4.300%	07/15/29	6,970	6,768,558
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
4.250%	06/01/44	850	862,537
Wisconsin Public Service Corp.,
Sr. Unsec’d. Notes
4.752%	11/01/44	5,000	5,523,635
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,145	5,155,051
			1,792,070,006
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
4.300%	06/15/46	3,225	3,390,938
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electronics (cont’d.)
Sensata Technologies BV,
Gtd. Notes, 144A
5.000%	10/01/25(a)	2,500	$2,545,104
			5,936,042
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26	5,007	4,948,141
5.500%	07/31/47	2,500	2,205,122
			7,153,263
Entertainment — 0.4%
Magallanes, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	22,485	22,939,036
5.141%	03/15/52	28,790	29,473,368
5.391%	03/15/62	10,335	10,678,320
			63,090,724
Environmental Control — 0.1%
Republic Services, Inc.,
Sr. Unsec’d. Notes
3.375%	11/15/27	7,965	8,004,175
Foods — 2.2%
Ahold Finance USA LLC (Netherlands),
Gtd. Notes
6.875%	05/01/29	509	611,428
Campbell Soup Co.,
Sr. Unsec’d. Notes
4.800%	03/15/48(a)	48,012	52,091,749
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
3.000%	05/15/32(a)	4,920	4,397,056
6.500%	04/15/29	2,000	2,119,487
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26(a)	3,117	3,069,693
4.375%	06/01/46(a)	8,181	8,112,311
4.625%	10/01/39	3,500	3,545,038
5.000%	07/15/35	3,181	3,407,448
5.200%	07/15/45	33,974	36,758,114
Gtd. Notes, 144A
7.125%	08/01/39	5,165	6,497,804
Kroger Co. (The),
Sr. Unsec’d. Notes
4.650%	01/15/48	1,753	1,911,674
5.000%	04/15/42	1,150	1,280,771
5.150%	08/01/43	450	515,560
Sr. Unsec’d. Notes, Series B
7.700%	06/01/29	4,400	5,585,693
Mars, Inc.,
Gtd. Notes, 144A
3.950%	04/01/44	22,980	23,402,238
4.125%	04/01/54	11,735	12,543,993
4.200%	04/01/59	10,575	11,385,567

A11

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40(a)	7,800	$6,455,998
Nestle Holdings, Inc.,
Gtd. Notes, 144A
3.900%	09/24/38	35,000	37,001,575
Sysco Corp.,
Gtd. Notes
3.750%	10/01/25(a)	7,600	7,732,014
4.500%	04/01/46	4,255	4,408,105
4.850%	10/01/45	1,585	1,687,346
6.600%	04/01/50(a)	5,646	7,564,760
Tyson Foods, Inc.,
Sr. Unsec’d. Notes
3.550%	06/02/27(a)	12,390	12,509,944
4.000%	03/01/26	3,180	3,254,797
4.550%	06/02/47	4,660	4,970,504
5.100%	09/28/48(a)	52,197	60,685,961
5.150%	08/15/44	1,075	1,216,059
			324,722,687
Forest Products & Paper — 0.1%
Georgia-Pacific LLC,
Sr. Unsec’d. Notes
7.250%	06/01/28	2,960	3,541,791
International Paper Co.,
Sr. Unsec’d. Notes
7.300%	11/15/39	2,080	2,768,581
8.700%	06/15/38	7,104	10,285,921
			16,596,293
Gas — 1.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
3.375%	09/15/49(a)	15,400	14,374,890
4.125%	10/15/44(a)	5,120	5,224,867
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
4.100%	09/01/47	7,945	8,070,222
NiSource, Inc.,
Sr. Unsec’d. Notes
4.375%	05/15/47	15,000	15,241,876
4.800%	02/15/44	10,310	10,736,298
5.650%	02/01/45	2,260	2,559,282
ONE Gas, Inc.,
Sr. Unsec’d. Notes
4.500%	11/01/48	14,125	15,071,633
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/29(a)	12,500	12,520,235
4.650%	08/01/43	5,960	6,366,186
Southern California Gas Co.,
First Mortgage
4.450%	03/15/44	2,500	2,565,867
First Mortgage, Series VV
4.300%	01/15/49(a)	8,650	9,316,754
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas (cont’d.)
First Mortgage, Series WW
3.950%	02/15/50		26,720	$27,549,309
Sr. Sec’d. Notes, Series UU
4.125%	06/01/48		11,445	11,791,867
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.250%	06/15/26		9,414	9,358,464
3.950%	10/01/46		5,520	5,241,844
4.400%	06/01/43		750	745,028
4.400%	05/30/47		27,369	27,565,654
				184,300,276
Healthcare-Products — 1.2%
Abbott Laboratories,
Sr. Unsec’d. Notes
4.900%	11/30/46		395	482,172
Danaher Corp.,
Sr. Unsec’d. Notes
2.800%	12/10/51		1,410	1,198,459
DH Europe Finance II Sarl,
Gtd. Notes
1.350%	09/18/39	EUR	44,100	43,777,142
1.800%	09/18/49	EUR	7,500	7,704,892
Koninklijke Philips NV (Netherlands),
Sr. Unsec’d. Notes
5.000%	03/15/42		2,216	2,451,013
Medtronic Global Holdings SCA,
Gtd. Notes
1.625%	03/07/31	EUR	880	984,752
1.625%	10/15/50	EUR	29,715	28,474,137
2.250%	03/07/39	EUR	4,120	4,655,301
Medtronic, Inc.,
Gtd. Notes
4.625%	03/15/45		1	1,162
Thermo Fisher Scientific Finance I BV,
Gtd. Notes
1.625%	10/18/41	EUR	6,765	6,733,436
2.000%	10/18/51	EUR	6,550	6,584,507
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.800%	10/15/41		2,485	2,220,514
Sr. Unsec’d. Notes, EMTN
1.500%	10/01/39	EUR	32,150	31,890,413
1.875%	10/01/49	EUR	45,875	45,621,454
				182,779,354
Healthcare-Services — 2.9%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes
3.829%	08/15/28		7,005	7,163,256
4.272%	08/15/48		8,950	9,717,322
Aetna, Inc.,
Sr. Unsec’d. Notes
4.125%	11/15/42		1,865	1,831,379

A12

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
Allina Health System,
Unsec’d. Notes
4.805%	11/15/45	4,465	$4,993,078
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/50(a)	14,965	13,307,953
3.600%	03/15/51(a)	3,360	3,235,806
3.650%	12/01/27(a)	6,550	6,684,601
3.700%	09/15/49	8,819	8,601,009
4.101%	03/01/28	4,075	4,230,012
4.625%	05/15/42(a)	2,600	2,848,668
4.650%	01/15/43	1,000	1,100,601
4.850%	08/15/54	510	565,131
5.100%	01/15/44	720	830,715
Ascension Health,
Sr. Unsec’d. Notes
3.945%	11/15/46(a)	3,338	3,492,829
Baylor Scott & White Holdings,
Sec’d. Notes
3.967%	11/15/46	17,663	18,421,438
Children’s Hospital Corp. (The),
Gtd. Notes, Series 2017
4.115%	01/01/47	6,650	7,227,609
Dartmouth-Hitchcock Health,
Sec’d. Notes, Series B
4.178%	08/01/48	12,000	12,451,998
Duke University Health System, Inc.,
Sr. Unsec’d. Notes, Series 2017
3.920%	06/01/47	3,265	3,407,534
HCA, Inc.,
Gtd. Notes
5.375%	02/01/25	1,650	1,719,853
5.875%	05/01/23(a)	750	775,334
5.875%	02/01/29	5,400	5,920,986
Sr. Sec’d. Notes
5.000%	03/15/24(a)	29,115	30,180,092
5.250%	04/15/25(a)	3,500	3,680,931
5.250%	06/15/49(a)	33,928	37,310,059
5.500%	06/15/47	10,000	11,289,448
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	21,125	22,000,090
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	10,969	11,813,717
4.875%	04/01/42	1,000	1,151,085
Unsec’d. Notes, Series 2021
3.002%	06/01/51(a)	11,245	9,915,128
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	2,390	2,542,775
Unsec’d. Notes, Series 2020
2.955%	01/01/50	3,405	2,959,066
MidMichigan Health,
Sec’d. Notes, Series 2020
3.409%	06/01/50	5,230	4,701,271
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
MultiCare Health System,
Unsec’d. Notes
2.803%	08/15/50	2,840	$2,344,020
New York & Presbyterian Hospital (The),
Unsec’d. Notes
4.063%	08/01/56	640	689,807
Unsec’d. Notes, Series 2019
3.954%	08/01/2119	2,225	2,058,857
Novant Health, Inc.,
Unsec’d. Notes
4.371%	11/01/43	2,150	2,237,602
NYU Langone Hospitals,
Sec’d. Notes
4.368%	07/01/47	12,075	12,243,223
4.784%	07/01/44	7,305	8,010,920
Sr. Sec’d. Notes, Series 13-A
5.750%	07/01/43	700	856,007
OhioHealth Corp.,
Unsec’d. Notes, Series 2020
3.042%	11/15/50(a)	2,000	1,769,992
Orlando Health Obligated Group,
Sr. Unsec’d. Notes
3.327%	10/01/50	3,300	3,012,660
Unsec’d. Notes
4.089%	10/01/48	2,208	2,296,069
PeaceHealth Obligated Group,
Sr. Unsec’d. Notes, Series 2020
3.218%	11/15/50	3,725	3,253,564
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	10,560	10,024,895
3.450%	06/01/26	4,715	4,757,213
4.250%	04/01/24(a)	1,400	1,435,716
4.700%	03/30/45	7,800	8,431,029
5.750%	01/30/40	1,251	1,438,714
6.950%	07/01/37	1,704	2,164,975
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.607%	12/13/51(a)	19,500	16,857,308
RWJ Barnabas Health, Inc.,
Sr. Unsec’d. Notes
3.949%	07/01/46	4,860	4,974,020
Unsec’d. Notes
3.477%	07/01/49	1,745	1,659,495
Southern Baptist Hospital of Florida, Inc.,
Sec’d. Notes
4.857%	07/15/45	3,150	3,566,458
Sutter Health,
Unsec’d. Notes, Series 2018
3.695%	08/15/28	2,400	2,434,222
Texas Health Resources,
Sec’d. Notes
4.330%	11/15/55	5,400	5,996,797
Sr. Unsec’d. Notes
2.328%	11/15/50	5,688	4,321,523

A13

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
3.050%	05/15/41(a)	5,000	$4,661,469
3.850%	06/15/28(a)	14,150	14,746,933
3.950%	10/15/42	2,060	2,133,138
4.250%	04/15/47	13,715	14,959,200
4.250%	06/15/48	13,865	15,225,616
4.450%	12/15/48	2,000	2,253,929
4.625%	11/15/41	4,601	5,194,648
4.750%	07/15/45(a)	6,770	7,847,387
5.800%	03/15/36	3,945	4,900,920
			434,829,100
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.750%	02/15/23	8,500	8,636,932
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	11/15/25(a)	915	942,263
			9,579,195
Household Products/Wares — 0.3%
Kimberly-Clark de Mexico SAB de CV (Mexico),
Sr. Unsec’d. Notes, 144A
3.250%	03/12/25	23,175	23,127,231
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, 144A
2.750%	06/26/24	21,245	21,139,041
SC Johnson & Son, Inc.,
Sr. Unsec’d. Notes, 144A
4.000%	05/15/43	425	430,971
			44,697,243
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%(cc)	04/01/23(a)	4,019	4,061,404
Insurance — 2.2%
Allstate Corp. (The),
Sub. Notes, Series B
5.750%(ff)	08/15/53	800	797,340
American International Group, Inc.,
Sr. Unsec’d. Notes
4.125%	02/15/24	2,700	2,765,290
4.375%	01/15/55	7,500	8,006,583
4.500%	07/16/44	3,035	3,283,265
4.800%	07/10/45	15,000	16,904,172
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,435	3,533,322
Arch Capital Group US, Inc.,
Gtd. Notes
5.144%	11/01/43	8,532	9,373,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Berkshire Hathaway Finance Corp.,
Gtd. Notes
2.850%	10/15/50(a)	3,865	$3,350,602
4.300%	05/15/43	2,250	2,398,597
4.400%	05/15/42	645	697,861
Chubb INA Holdings, Inc.,
Gtd. Notes
2.850%	12/15/51(a)	8,570	7,440,911
3.050%	12/15/61	10,935	9,464,819
CNA Financial Corp.,
Sr. Unsec’d. Notes
4.500%	03/01/26	27,363	28,521,063
Everest Reinsurance Holdings, Inc.,
Sr. Unsec’d. Notes
3.125%	10/15/52(a)	5,000	4,158,695
3.500%	10/15/50	5,045	4,503,624
4.868%	06/01/44(a)	14,360	15,631,972
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
2.800%	08/19/29	465	442,333
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.950%	05/15/60	10,134	9,241,862
3.951%	10/15/50	36,115	34,084,929
4.250%	06/15/23	1,243	1,264,224
4.569%	02/01/29	5,880	6,235,523
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	4,385	5,330,854
7.000%	06/15/40	6,248	8,216,702
Markel Corp.,
Sr. Unsec’d. Notes
3.450%	05/07/52	11,395	10,117,956
3.500%	11/01/27	5,000	5,011,959
4.150%	09/17/50	8,815	8,810,340
4.300%	11/01/47	4,479	4,541,540
5.000%	03/30/43	100	107,999
5.000%	04/05/46	3,270	3,597,275
5.000%	05/20/49	18,590	20,544,977
New York Life Insurance Co.,
Sub. Notes, 144A
4.450%	05/15/69	6,880	7,087,438
Progressive Corp. (The),
Jr. Sub. Notes, Series B
5.375%(ff)	03/15/23(oo)	4,000	3,924,392
Sompo International Holdings Ltd. (Bermuda),
Sr. Unsec’d. Notes
7.000%	07/15/34	1,700	2,115,930
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	26,445	27,947,665
4.900%	09/15/44	350	388,771
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51(a)	37,734	33,130,526
5.750%	08/15/42	5,540	5,912,709

A14

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
7.250%	03/15/28	2,707	$3,136,905
W.R. Berkley Corp.,
Sr. Unsec’d. Notes
4.750%	08/01/44	2,675	2,846,332
XLIT Ltd. (Bermuda),
Gtd. Notes
5.250%	12/15/43(a)	2,962	3,585,864
			328,456,741
Internet — 0.0%
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
3.680%	01/21/30(a)	3,715	3,287,384
Iron/Steel — 0.1%
Nucor Corp.,
Sr. Unsec’d. Notes
2.979%	12/15/55	2,500	2,059,104
Steel Dynamics, Inc.,
Sr. Unsec’d. Notes
3.450%	04/15/30	10,000	9,858,599
			11,917,703
Lodging — 0.3%
Choice Hotels International, Inc.,
Gtd. Notes
5.750%	07/01/22(a)	2,500	2,498,158
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.500%	10/01/34	13,500	13,796,000
Sr. Unsec’d. Notes, Series R
3.125%	06/15/26(a)	22,630	22,380,524
			38,674,682
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
6.050%	08/15/36	2,200	2,799,001
Machinery-Diversified — 0.4%
Deere & Co.,
Sr. Unsec’d. Notes
3.750%	04/15/50(a)	3,385	3,596,546
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	46,281	48,896,910
			52,493,456
Media — 4.8%
Belo Corp.,
Gtd. Notes
7.250%	09/15/27	150	168,000
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.800%	03/01/50(a)	26,750	25,490,009
5.375%	04/01/38	13,155	13,542,819
5.375%	05/01/47	56,457	57,713,849
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
5.750%	04/01/48	76,467	$81,683,687
6.384%	10/23/35	17,423	19,798,343
6.484%	10/23/45	10,574	12,051,595
6.834%	10/23/55	10,596	12,584,744
Comcast Corp.,
Gtd. Notes
3.250%	11/01/39	54,500	51,582,116
3.300%	02/01/27	3,245	3,290,762
3.400%	07/15/46	12,867	12,128,418
3.450%	02/01/50(a)	54,000	50,848,395
3.750%	04/01/40(a)	14,385	14,446,341
3.900%	03/01/38(a)	18,880	19,379,460
3.969%	11/01/47(a)	13,145	13,433,328
3.999%	11/01/49	10,302	10,523,290
4.000%	03/01/48	5,843	6,014,525
4.049%	11/01/52	3,299	3,432,315
4.200%	08/15/34(a)	10,000	10,714,634
4.250%	01/15/33(a)	6,090	6,526,516
Gtd. Notes, 144A
2.887%	11/01/51(a)	35,965	30,533,482
2.937%	11/01/56	32,712	27,281,287
2.987%	11/01/63(a)	65,213	53,451,967
Discovery Communications LLC,
Gtd. Notes
3.950%	06/15/25	3,800	3,824,340
4.000%	09/15/55(a)	8,215	7,098,817
4.125%	05/15/29(a)	17,100	17,291,520
5.200%	09/20/47	5,000	5,197,195
5.300%	05/15/49(a)	35,722	37,618,501
Paramount Global,
Jr. Sub. Notes
6.250%(ff)	02/28/57(a)	2,835	2,856,262
Sr. Unsec’d. Notes
2.900%	01/15/27(a)	2,615	2,553,621
4.375%	03/15/43	8,820	8,386,710
5.250%	04/01/44	25,741	26,829,989
5.850%	09/01/43(a)	21,205	24,312,713
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	3,050	3,170,283
5.875%	11/15/40	7,590	8,164,450
6.550%	05/01/37(a)	2,785	3,206,603
6.750%	06/15/39	4,700	5,454,361
Videotron Ltd. (Canada),
Gtd. Notes, 144A
5.375%	06/15/24(a)	4,600	4,729,695
Walt Disney Co. (The),
Gtd. Notes
3.600%	01/13/51(a)	1,215	1,200,479
5.400%	10/01/43	9,675	11,768,327
7.700%	10/30/25	1,129	1,309,210
			711,592,958

A15

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 2.0%
AngloGold Ashanti Holdings PLC (Tanzania),
Gtd. Notes
3.375%	11/01/28(a)	12,250	$11,425,997
Barrick Gold Corp. (Canada),
Sr. Unsec’d. Notes
5.250%	04/01/42	2,805	3,246,127
6.450%	10/15/35(a)	5,000	6,203,293
Barrick International Barbados Corp. (Canada),
Gtd. Notes, 144A
6.350%	10/15/36	15,000	18,216,337
Barrick North America Finance LLC (Canada),
Gtd. Notes
5.700%	05/30/41	1,300	1,579,043
5.750%	05/01/43(a)	8,314	10,141,521
7.500%	09/15/38	10,946	14,633,049
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	27,086	33,376,725
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes
5.000%	09/30/43	3,528	4,186,624
Kinross Gold Corp. (Canada),
Gtd. Notes
4.500%	07/15/27(a)	24,087	24,762,781
5.950%	03/15/24(a)	8,220	8,595,978
6.875%	09/01/41	11,304	12,395,042
Newmont Corp.,
Gtd. Notes
2.600%	07/15/32	8,975	8,254,314
Rio Tinto Finance USA Ltd. (Australia),
Gtd. Notes
2.750%	11/02/51(a)	35,511	30,757,925
5.200%	11/02/40	860	1,031,366
Rio Tinto Finance USA PLC (Australia),
Gtd. Notes
4.750%	03/22/42	6,395	7,254,086
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes
6.750%	04/16/40(a)	10,177	12,979,848
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes
3.900%	07/15/30(a)	10,000	9,983,736
5.200%	03/01/42	3,060	3,250,392
5.400%	02/01/43(a)	42,680	46,309,340
6.000%	08/15/40	6,976	8,018,003
6.125%	10/01/35	6,100	7,187,482
6.250%	07/15/41	3,784	4,531,655
WMC Finance USA Ltd. (Australia),
Gtd. Notes
6.250%	05/15/33	2,000	2,433,081
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31(a)	6,059	5,418,418
4.625%	12/15/27	5,811	5,915,553
			302,087,716
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Miscellaneous Manufacturing — 0.5%
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
4.418%	11/15/35(a)	31,529	$33,995,923
Hillenbrand, Inc.,
Gtd. Notes
5.000%	09/15/26	11,200	11,449,832
Parker-Hannifin Corp.,
Sr. Unsec’d. Notes
3.250%	06/14/29	4,175	4,119,332
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
3.300%	09/15/46	5,239	5,011,670
4.400%	05/27/45(a)	8,260	9,157,173
Textron, Inc.,
Sr. Unsec’d. Notes
4.000%	03/15/26	9,045	9,248,113
			72,982,043
Office/Business Equipment — 0.6%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26(a)	57,895	54,661,500
Xerox Corp.,
Sr. Unsec’d. Notes
4.625%	03/15/23	27,618	27,748,830
			82,410,330
Oil & Gas — 5.4%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
2.875%	01/15/26	13,500	13,164,406
Apache Corp.,
Sr. Unsec’d. Notes
5.100%	09/01/40(a)	15,688	15,881,905
5.250%	02/01/42	7,500	7,500,159
BP Capital Markets America, Inc.,
Gtd. Notes
3.060%	06/17/41	13,255	11,955,056
3.119%	05/04/26	6,752	6,727,854
BP Capital Markets PLC (United Kingdom),
Gtd. Notes
3.119%	05/04/26	18,820	18,781,402
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.250%	03/15/38(a)	17,670	21,017,169
6.450%	06/30/33	2,000	2,351,160
6.500%	02/15/37	370	437,390
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	02/15/52(a)	16,394	14,739,039
4.250%	04/15/27(a)	5,000	5,166,155
5.250%	06/15/37	43,790	47,580,046
5.400%	06/15/47	30,762	34,692,511
6.750%	11/15/39(a)	26,544	32,899,363

A16

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
3.078%	05/11/50(a)	4,030	$3,819,762
ConocoPhillips Co.,
Gtd. Notes
4.150%	11/15/34	847	862,994
4.300%	11/15/44	3,330	3,607,018
4.950%	03/15/26(a)	7,953	8,518,871
Gtd. Notes, 144A
3.758%	03/15/42(a)	6,810	6,921,867
4.025%	03/15/62(a)	7,616	7,728,462
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24(a)	2,525	2,541,115
4.500%	04/15/23	302	306,198
Devon Energy Corp.,
Sr. Unsec’d. Notes
4.750%	05/15/42(a)	3,675	3,883,990
5.000%	06/15/45(a)	14,051	15,305,039
5.600%	07/15/41	21,825	25,215,649
5.875%	06/15/28	7,125	7,526,331
Diamondback Energy, Inc.,
Gtd. Notes
3.250%	12/01/26	11,145	11,132,719
3.500%	12/01/29	26,050	25,798,599
4.250%	03/15/52(a)	8,000	7,905,911
Eni SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/12/23	1,635	1,659,594
EOG Resources, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/35(a)	4,067	4,186,685
4.950%	04/15/50(a)	900	1,105,287
Equinor ASA (Norway),
Gtd. Notes
2.375%	05/22/30(a)	3,260	3,078,246
3.250%	11/18/49	6,000	5,650,843
3.625%	04/06/40	1,380	1,380,616
3.950%	05/15/43	2,796	2,894,931
7.750%	06/15/23	1,200	1,271,476
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
3.567%	03/06/45	4,370	4,274,200
Hess Corp.,
Sr. Unsec’d. Notes
5.600%	02/15/41(a)	3,634	4,089,558
Marathon Oil Corp.,
Sr. Unsec’d. Notes
4.400%	07/15/27(a)	13,684	14,126,640
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
3.800%	04/01/28	10,000	10,069,889
5.000%	09/15/54	9,375	9,734,424
5.125%	12/15/26(a)	13,890	14,801,488
5.850%	12/15/45	3,110	3,436,387
6.500%	03/01/41(a)	10,163	12,514,628
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
4.252%(s)	10/10/36	101,112	$54,247,347
6.200%	03/15/40	14,766	16,484,657
6.450%	09/15/36(a)	24,652	28,970,704
7.500%	05/01/31(a)	4,290	5,241,901
Ovintiv Exploration, Inc.,
Gtd. Notes
5.375%	01/01/26(a)	6,500	6,893,721
Ovintiv, Inc.,
Gtd. Notes
6.500%	08/15/34	18,163	21,580,463
6.500%	02/01/38	1,875	2,227,796
7.375%	11/01/31	1,000	1,228,846
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.350%	02/12/28(a)	6,575	6,259,440
6.350%	02/12/48(a)	2,025	1,595,289
6.490%	01/23/27(a)	1,385	1,405,003
6.950%	01/28/60(a)	6,100	4,967,101
7.690%	01/23/50	12,200	10,665,161
Phillips 66,
Gtd. Notes
2.150%	12/15/30	5,000	4,452,637
3.300%	03/15/52	16,740	14,736,796
4.650%	11/15/34	8,200	8,751,246
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	4,820	4,272,191
Range Resources Corp.,
Gtd. Notes
4.875%	05/15/25	10,000	10,129,789
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25(a)	10,000	10,100,429
4.000%	05/10/46(a)	3,000	3,123,935
Suncor Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.750%	03/04/51(a)	13,945	13,388,136
4.000%	11/15/47	7,280	7,268,097
5.950%	12/01/34	1,000	1,156,427
6.500%	06/15/38	3,900	4,928,938
TotalEnergies Capital International SA (France),
Gtd. Notes
3.455%	02/19/29(a)	20,000	20,310,127
Valero Energy Corp.,
Sr. Unsec’d. Notes
3.650%	12/01/51	37,350	33,092,548
4.000%	04/01/29(a)	5,029	5,137,904
4.350%	06/01/28(a)	37,246	38,551,682
			799,411,343
Oil & Gas Services — 0.2%
Cameron International Corp.,
Gtd. Notes
7.000%	07/15/38	4,000	5,100,851

A17

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas Services (cont’d.)
Halliburton Co.,
Sr. Unsec’d. Notes
4.750%	08/01/43	9,350	$9,780,490
5.000%	11/15/45(a)	1,835	1,991,533
Schlumberger Holdings Corp.,
Sr. Unsec’d. Notes, 144A
3.900%	05/17/28	18,479	18,675,507
4.000%	12/21/25	1,210	1,232,275
			36,780,656
Packaging & Containers — 0.1%
Amcor Flexibles North America, Inc.,
Gtd. Notes
2.630%	06/19/30(a)	2,715	2,506,653
Ball Corp.,
Gtd. Notes
4.000%	11/15/23(a)	975	991,539
WestRock MWV LLC,
Gtd. Notes
7.950%	02/15/31(a)	2,487	3,198,321
WRKCo, Inc.,
Gtd. Notes
3.900%	06/01/28(a)	7,810	7,840,647
4.900%	03/15/29(a)	3,190	3,436,469
			17,973,629
Pharmaceuticals — 7.0%
AbbVie, Inc.,
Sr. Unsec’d. Notes
4.050%	11/21/39(a)	91,680	94,574,239
4.250%	11/21/49	76,975	80,318,018
4.300%	05/14/36	2,500	2,623,342
4.400%	11/06/42	950	1,007,007
4.500%	05/14/35	14,945	16,070,626
4.550%	03/15/35	42,638	45,950,931
4.700%	05/14/45(a)	46,155	50,294,002
4.875%	11/14/48(a)	12,407	14,079,195
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
4.300%	12/15/47(a)	10,340	10,549,573
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
3.600%	07/15/42	1,000	891,887
4.700%	07/15/64	3,246	3,250,094
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
6.000%	05/15/39	2,500	2,966,629
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
2.350%	11/13/40(a)	11,500	9,696,484
3.400%	07/26/29(a)	5,204	5,294,718
3.700%	03/15/52	7,290	7,334,680
3.900%	03/15/62	11,580	11,698,064
4.250%	10/26/49(a)	14,610	15,992,595
4.350%	11/15/47	22,307	24,617,946
4.550%	02/20/48(a)	29,733	33,806,928
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
4.625%	05/15/44(a)		6,837	$7,775,747
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24		1,500	1,512,151
4.600%	03/15/43(a)		5,964	6,002,305
4.900%	09/15/45		16,736	17,293,395
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27		17,240	17,388,688
4.375%	10/15/28		25,005	26,301,295
4.500%	02/25/26		16,905	17,683,188
4.800%	07/15/46		42,235	46,683,616
4.900%	12/15/48		27,425	30,875,085
5.375%	02/15/42		3,650	4,075,455
Sr. Unsec’d. Notes
2.375%	03/15/31(a)		16,605	15,213,189
3.200%	03/15/40		9,125	8,299,966
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29		57,035	56,411,431
3.875%	07/20/25		1,178	1,202,194
4.300%	03/25/28		9,442	9,898,058
4.780%	03/25/38		40,326	44,022,445
5.125%	07/20/45		43,765	49,525,242
5.300%	12/05/43(a)		20,115	23,253,829
6.250%	06/01/27		1,000	1,132,666
Eli Lilly & Co.,
Sr. Unsec’d. Notes
1.700%	11/01/49	EUR	12,000	12,640,349
GlaxoSmithKline Capital, Inc. (United Kingdom),
Gtd. Notes
3.875%	05/15/28(a)		11,490	12,005,619
Johnson & Johnson,
Sr. Unsec’d. Notes
2.100%	09/01/40		8,585	7,203,881
2.450%	09/01/60		15,820	12,821,721
3.400%	01/15/38(a)		4,365	4,437,795
3.625%	03/03/37(a)		8,185	8,482,782
4.375%	12/05/33		4,000	4,493,945
McKesson Corp.,
Sr. Unsec’d. Notes
2.700%	12/15/22		6,200	6,216,272
Mead Johnson Nutrition Co. (United Kingdom),
Gtd. Notes
4.125%	11/15/25		3,175	3,250,970
Merck & Co., Inc.,
Sr. Unsec’d. Notes
2.750%	12/10/51		7,255	6,323,232
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48		34,101	33,550,938
5.400%	11/29/43		4,169	4,121,149
Novartis Capital Corp. (Switzerland),
Gtd. Notes
4.000%	11/20/45		4,625	4,960,625

A18

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Pfizer, Inc.,
Sr. Unsec’d. Notes
4.100%	09/15/38	4,970	$5,380,077
4.400%	05/15/44	6,410	7,215,789
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23(a)	31,082	31,200,395
3.200%	09/23/26	4,755	4,762,311
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
3.025%	07/09/40	2,375	2,123,121
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46	43,168	42,677,808
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40(a)	4,605	3,992,049
4.000%	06/22/50(a)	5,815	4,909,552
			1,038,337,283
Pipelines — 7.4%
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	4,460	4,221,970
Buckeye Partners LP,
Sr. Unsec’d. Notes
4.125%	12/01/27	20,000	19,120,466
Colonial Pipeline Co.,
Sr. Unsec’d. Notes, 144A
4.250%	04/15/48	8,381	8,618,531
DCP Midstream Operating LP,
Gtd. Notes
3.250%	02/15/32(a)	5,000	4,529,851
5.125%	05/15/29(a)	6,975	7,190,215
5.375%	07/15/25(a)	27,350	28,232,209
5.600%	04/01/44	5,579	5,869,665
8.125%	08/16/30	1,000	1,229,943
Gtd. Notes, 144A
6.450%	11/03/36	10,766	12,418,497
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes, 144A
4.600%	12/15/44	915	949,650
Energy Transfer LP,
Gtd. Notes
5.350%	05/15/45	2,875	2,963,666
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	26,000	25,342,874
Sr. Unsec’d. Notes
4.200%	04/15/27(a)	5,000	5,080,942
4.900%	03/15/35(a)	5,735	5,809,761
5.000%	05/15/50	22,385	22,697,070
5.150%	02/01/43	4,450	4,397,227
5.300%	04/01/44(a)	12,420	12,677,413
5.300%	04/15/47	2,500	2,563,932
5.400%	10/01/47	29,625	30,935,703
6.000%	06/15/48	3,320	3,690,711
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
6.125%	12/15/45	25,534	$28,179,512
6.250%	04/15/49(a)	43,065	49,396,683
7.500%	07/01/38	11,000	13,579,650
Sr. Unsec’d. Notes, Series 20Y
5.800%	06/15/38(a)	19,814	21,572,552
EnLink Midstream Partners LP,
Sr. Unsec’d. Notes
5.450%	06/01/47	4,900	4,164,858
5.600%	04/01/44	1,651	1,436,666
Enterprise Products Operating LLC,
Gtd. Notes
3.950%	01/31/60	28,560	26,632,719
4.150%	10/16/28	6,750	7,034,362
4.200%	01/31/50	18,900	18,785,793
4.250%	02/15/48(a)	5,400	5,423,271
4.450%	02/15/43	6,965	7,016,389
4.800%	02/01/49(a)	5,698	6,112,941
4.850%	08/15/42(a)	1,990	2,107,037
4.850%	03/15/44	5,775	6,118,169
4.900%	05/15/46	34,397	37,208,302
4.950%	10/15/54	3,110	3,409,572
5.100%	02/15/45(a)	6,532	7,141,210
5.375%(ff)	02/15/78	7,380	6,853,192
6.125%	10/15/39	3,937	4,747,057
Gtd. Notes, Series D
4.875%(ff)	08/16/77(a)	7,490	6,684,695
6.875%	03/01/33	55	68,849
EQM Midstream Partners LP,
Sr. Unsec’d. Notes
4.000%	08/01/24(a)	7,000	6,900,790
4.750%	07/15/23	5,678	5,719,752
Gulfstream Natural Gas System LLC,
Sr. Unsec’d. Notes, 144A
5.950%	10/15/45	19,904	22,929,546
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.700%	11/01/42	11,190	11,143,342
5.000%	08/15/42	2,010	2,070,173
5.000%	03/01/43	1,176	1,210,562
5.400%	09/01/44	878	950,252
6.500%	02/01/37	1,500	1,758,375
6.500%	09/01/39	5,545	6,587,699
6.550%	09/15/40	4,370	5,249,131
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	43,490	38,521,001
5.050%	02/15/46(a)	7,759	8,229,824
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes
3.950%	03/01/50	19,570	18,493,353
4.200%	03/15/45	4,130	3,772,633
4.250%	09/15/46(a)	4,300	4,251,990
4.850%	02/01/49	25,700	27,442,164
5.150%	10/15/43	820	884,228

A19

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A
3.900%	04/01/24	8,625	$8,652,954
MPLX LP,
Sr. Unsec’d. Notes
4.000%	02/15/25	5,016	5,080,805
4.500%	04/15/38	11,785	12,009,762
4.700%	04/15/48	50,615	51,025,393
4.875%	12/01/24	1,566	1,622,978
4.900%	04/15/58(a)	9,705	9,818,139
5.200%	03/01/47(a)	2,690	2,899,868
5.200%	12/01/47	14,490	15,420,543
5.500%	02/15/49	25,915	28,779,798
Northwest Pipeline LLC,
Sr. Unsec’d. Notes
4.000%	04/01/27(a)	8,392	8,598,627
ONEOK Partners LP,
Gtd. Notes
6.125%	02/01/41(a)	1,325	1,457,408
6.200%	09/15/43	18,615	20,442,559
6.850%	10/15/37	1,742	2,026,495
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30(a)	8,745	8,191,523
3.400%	09/01/29	6,095	5,868,395
4.450%	09/01/49(a)	10,085	9,782,049
4.500%	03/15/50(a)	18,730	18,090,708
4.550%	07/15/28	15,725	16,202,052
4.950%	07/13/47	31,318	31,915,083
5.200%	07/15/48	16,565	17,705,020
Phillips 66 Partners LP,
Sr. Unsec’d. Notes
3.550%	10/01/26(a)	11,680	11,700,981
4.680%	02/15/45	500	535,169
4.900%	10/01/46	6,500	7,146,379
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	4,215	4,075,016
4.900%	02/15/45	13,944	13,346,825
5.150%	06/01/42	19,516	19,031,536
Southern Natural Gas Co. LLC,
Sr. Unsec’d. Notes, 144A
4.800%	03/15/47	1,250	1,312,098
Spectra Energy Partners LP,
Gtd. Notes
4.500%	03/15/45	565	576,723
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.600%	03/15/48	2,100	2,233,699
5.400%	08/15/41(a)	1,560	1,772,953
Western Midstream Operating LP,
Sr. Unsec’d. Notes
3.950%	06/01/25(a)	4,925	4,955,490
4.000%	07/01/22(a)	1,700	1,700,000
5.300%	03/01/48	11,885	11,784,051
5.450%	04/01/44	3,175	3,221,298
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.350%	08/15/22(a)	2,389	$2,392,870
3.500%	11/15/30(a)	3,770	3,730,337
3.500%	10/15/51	17,225	15,074,099
3.700%	01/15/23	5,375	5,412,179
3.750%	06/15/27	990	1,002,494
4.300%	03/04/24	9,900	10,113,324
4.850%	03/01/48(a)	10,780	11,508,008
4.900%	01/15/45	9,062	9,472,556
5.400%	03/04/44	16,409	18,062,789
5.750%	06/24/44(a)	9,350	10,793,355
5.800%	11/15/43	3,434	3,936,917
6.300%	04/15/40(a)	12,660	15,291,919
8.750%	03/15/32	5,000	6,793,241
			1,110,895,055
Real Estate — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
3.875%	03/20/27	4,600	4,708,576
Real Estate Investment Trusts (REITs) — 0.9%
Brandywine Operating Partnership LP,
Gtd. Notes
4.550%	10/01/29(a)	1,265	1,309,617
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	4,850	4,884,745
3.850%	02/01/25	5,300	5,354,866
3.900%	03/15/27	11,645	11,719,072
4.125%	05/15/29(a)	6,449	6,604,601
Realty Income Corp.,
Sr. Unsec’d. Notes
3.875%	07/15/24	400	406,456
Service Properties Trust,
Sr. Unsec’d. Notes
4.350%	10/01/24(a)	10,000	9,665,871
Simon Property Group LP,
Sr. Unsec’d. Notes
3.800%	07/15/50(a)	4,300	4,231,909
SITE Centers Corp.,
Sr. Unsec’d. Notes
3.625%	02/01/25	3,719	3,722,244
4.700%	06/01/27(a)	2,020	2,091,916
Ventas Realty LP,
Gtd. Notes
4.000%	03/01/28	11,554	11,760,734
4.400%	01/15/29	17,246	18,102,101
Welltower, Inc.,
Sr. Unsec’d. Notes
2.700%	02/15/27(a)	7,440	7,276,798
2.750%	01/15/31(a)	6,635	6,217,255
3.100%	01/15/30(a)	7,500	7,237,374
4.000%	06/01/25	12,865	13,079,133
4.250%	04/01/26	3,070	3,156,737
4.250%	04/15/28(a)	9,620	9,975,881

A20

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Weyerhaeuser Co.,
Sr. Unsec’d. Notes
4.000%	04/15/30(a)	5,600	$5,769,946
7.375%	03/15/32	3,992	5,100,455
			137,667,711
Retail — 1.9%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A
3.550%	07/26/27(a)	20,000	19,982,133
4.500%	07/26/47	15,758	16,290,988
AutoNation, Inc.,
Sr. Unsec’d. Notes
2.400%	08/01/31	4,570	3,982,717
AutoZone, Inc.,
Sr. Unsec’d. Notes
3.750%	04/18/29	22,460	22,683,192
Bed Bath & Beyond, Inc.,
Sr. Unsec’d. Notes
5.165%	08/01/44(a)	2,664	1,890,790
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24(a)	17,675	17,695,587
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	5,000	5,121,565
4.200%	05/15/28	39,165	40,632,143
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
3.900%	06/15/47	20,500	21,274,161
4.200%	04/01/43	5,422	5,808,319
4.250%	04/01/46	9,395	10,219,841
4.400%	03/15/45(a)	15,945	17,607,219
5.875%	12/16/36	8,382	10,641,413
Macy’s Retail Holdings LLC,
Gtd. Notes
2.875%	02/15/23	3,412	3,443,856
4.300%	02/15/43	8,994	6,770,614
5.125%	01/15/42	1,875	1,517,966
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
4.200%	04/01/50(a)	4,675	4,892,446
4.600%	05/26/45(a)	5,325	5,745,993
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.900%	06/01/29	7,745	7,871,056
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25(a)	4,500	4,559,470
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
4.100%	04/15/50(a)	55,540	53,751,851
4.650%	06/01/46	1,002	1,043,707
			283,427,027
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.363%(ff)	08/01/24		1,765	$1,792,245
Sr. Unsec’d. Notes, 144A, MTN
3.622%(ff)	04/26/23		8,235	8,323,768
				10,116,013
Semiconductors — 0.6%
Broadcom, Inc.,
Gtd. Notes, 144A
3.500%	02/15/41(a)		10,000	8,926,018
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35		50,673	44,675,309
Intel Corp.,
Sr. Unsec’d. Notes
4.750%	03/25/50		13,120	15,286,208
Microchip Technology, Inc.,
Sr. Sec’d. Notes
4.333%	06/01/23		26,200	26,637,022
				95,524,557
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.,
Gtd. Notes
3.483%	12/01/27		3,440	3,399,204
Software — 2.2%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	18,000	20,020,139
Fiserv, Inc.,
Sr. Unsec’d. Notes
0.375%	07/01/23	EUR	23,075	25,572,214
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50		15,549	13,483,073
2.675%	06/01/60		67,513	58,322,060
2.921%	03/17/52(a)		77,381	72,300,360
3.041%	03/17/62(a)		45,717	42,766,614
Oracle Corp.,
Sr. Unsec’d. Notes
3.800%	11/15/37(a)		21,055	19,067,783
3.900%	05/15/35		7,346	6,895,128
4.000%	07/15/46		30,190	26,822,284
4.125%	05/15/45		1,300	1,169,192
4.300%	07/08/34		12,200	12,033,518
4.375%	05/15/55		30,959	28,075,535
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.200%	09/15/28		5,985	6,216,374
				332,744,274
Telecommunications — 3.7%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.100%	02/01/43(a)		58,615	50,564,589
3.500%	06/01/41		36,400	33,518,122

A21

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.500%	09/15/53	72,627	$64,214,372
3.550%	09/15/55	69,667	61,113,607
3.650%	09/15/59	132,309	116,255,515
3.800%	12/01/57	22,245	20,313,242
4.500%	05/15/35	22,285	23,639,745
4.650%	06/01/44	19,400	20,222,131
4.900%	06/15/42	2,700	2,918,633
British Telecommunications PLC (United Kingdom),
Sr. Unsec’d. Notes
9.625%	12/15/30	1,675	2,288,721
Deutsche Telekom International Finance BV (Germany),
Gtd. Notes
8.750%	06/15/30	1,000	1,344,066
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes
4.600%	05/23/29	27,700	28,856,581
5.500%	09/01/44	7,454	8,232,714
Telecom Italia SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.303%	05/30/24(a)	8,786	8,855,658
T-Mobile USA, Inc.,
Sr. Sec’d. Notes
3.000%	02/15/41	22,525	19,030,768
3.300%	02/15/51	24,035	20,300,878
4.375%	04/15/40	3,205	3,232,272
4.500%	04/15/50	4,300	4,366,895
Sr. Sec’d. Notes, 144A
3.400%	10/15/52	4,180	3,570,591
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.650%	11/20/40	6,875	5,846,529
3.700%	03/22/61	49,135	46,092,349
4.000%	03/22/50	14,305	14,531,767
			559,309,745
Transportation — 1.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45(a)	3,535	3,746,281
4.375%	09/01/42	8,705	9,432,262
4.400%	03/15/42	10,600	11,496,268
4.450%	03/15/43	11,312	12,403,389
4.550%	09/01/44	2,455	2,724,673
4.700%	09/01/45	3,040	3,445,000
5.150%	09/01/43	4,633	5,494,744
Canadian National Railway Co. (Canada),
Sr. Unsec’d. Notes
4.500%	11/07/43	2,000	2,146,850
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
4.800%	09/15/35	1,645	1,813,185
6.125%	09/15/2115	14,400	18,508,604
CSX Corp.,
Sr. Unsec’d. Notes
2.600%	11/01/26(a)	5,890	5,773,177
3.350%	11/01/25	10,250	10,336,315
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
4.500%	08/01/54	10,400	$11,486,955
4.750%	05/30/42	5,000	5,531,148
5.500%	04/15/41(a)	1,682	2,011,290
6.150%	05/01/37	1,000	1,254,409
6.220%	04/30/40	531	683,018
FedEx Corp.,
Gtd. Notes
4.100%	04/15/43	825	811,645
4.250%	05/15/30(a)	5,095	5,344,406
4.500%	02/01/65	2,115	2,153,303
4.550%	04/01/46	6,975	7,330,352
4.750%	11/15/45	2,925	3,117,021
5.100%	01/15/44	3,084	3,444,205
Kansas City Southern,
Gtd. Notes
4.300%	05/15/43	2,680	2,726,674
4.950%	08/15/45	10,000	11,090,072
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
3.942%	11/01/47	3,667	3,745,568
3.950%	10/01/42	1,140	1,150,961
4.050%	08/15/52	1,585	1,651,821
4.100%	05/15/2121	10,745	10,111,341
4.650%	01/15/46(a)	700	783,916
4.800%	08/15/43	852	902,168
4.837%	10/01/41(a)	1,080	1,219,315
5.590%	05/17/25(a)	3,000	3,195,885
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.973%	09/16/62(a)	1,400	1,183,960
3.350%	08/15/46(a)	4,300	4,014,952
3.799%	04/06/71	23,845	23,637,899
3.875%	02/01/55	4,805	4,883,820
3.950%	08/15/59	5,100	5,235,533
			206,022,385
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.400%	11/15/26(a)	8,275	8,248,531
4.125%	08/01/23	20,000	20,297,818
			28,546,349
Water — 0.1%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.750%	09/01/47	7,370	7,154,483
Aquarion Co.,
Sr. Unsec’d. Notes, 144A
4.000%	08/15/24(a)	5,000	5,059,613
			12,214,096

Total Corporate Bonds (cost $13,112,497,328)			13,037,932,116

A22

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds — 1.6%
California — 0.2%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	7,300	$10,392,238
Los Angeles Department of Water & Power, Power System Revenue,
Revenue Bonds, BABs
6.603%	07/01/50	8,000	11,962,157
Los Angeles Department of Water & Power, Water System Revenue,
Taxable, Revenue Bonds, BABs, Series C
6.008%	07/01/39	1,050	1,262,460
			23,616,855
District of Columbia — 0.0%
District of Columbia Water & Sewer Authority,
Taxable, Revenue Bonds, Series A
4.814%	10/01/2114	5,000	5,750,163
Illinois — 0.1%
Illinois State Toll Highway Authority,
Revenue Bonds, BABs, Series B
5.851%	12/01/34	100	122,752
State of Illinois,
General Obligation Unlimited, Taxable
5.100%	06/01/33	7,605	8,078,825
			8,201,577
Michigan — 0.2%
Michigan State University,
Taxable, Revenue Bonds, Series A
4.165%	08/15/2122	5,450	5,334,650
University of Michigan,
Taxable, Revenue Bonds, Series A
4.454%	04/01/2122	19,144	20,565,968
Taxable, Revenue Bonds, Series B
2.437%	04/01/40	4,810	4,174,519
			30,075,137
Missouri — 0.1%
Health & Educational Facilities Authority of the State of Missouri,
Taxable, Revenue Bonds, Series A
3.652%	08/15/57	19,000	18,656,999
Missouri Highway & Transportation Commission,
Revenue Bonds, BABs
5.445%	05/01/33	325	371,696
			19,028,695
New Jersey — 0.3%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A
7.102%	01/01/41	29,125	41,480,816
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	5,145	7,522,726
			49,003,542
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,150	1,330,311
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A
4.048%	12/01/56	6,089	$6,357,389
4.800%	06/01/2111	1,300	1,475,033
			7,832,422
Pennsylvania — 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs
6.105%	12/01/39	7,575	10,161,835
University of Pittsburgh-of the Commonwealth System of Higher Education,
Taxable, Revenue Bonds
3.555%	09/15/2119	5,575	4,483,221
			14,645,056
Puerto Rico — 0.1%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1
5.000%	07/01/58	13,722	14,562,610
Texas — 0.3%
North Texas Tollway Authority,
Taxable, Revenue Bonds, BABs, Series B
6.718%	01/01/49	5,410	8,033,224
Permanent University Fund - University of Texas System,
Taxable, Revenue Bonds, Series A
3.376%	07/01/47	16,940	16,122,006
Texas Private Activity Bond Surface Transportation Corp.,
Taxable, Revenue Bonds, Series B
3.922%	12/31/49	22,905	23,464,659
			47,619,889
Virginia — 0.2%
University of Virginia,
Taxable, Revenue Bonds, Series B
2.584%	11/01/51	15,810	13,310,354
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	10,570	10,482,708
			23,793,062

Total Municipal Bonds (cost $239,206,454)			245,459,319
Sovereign Bond — 0.2%
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
2.950%	01/11/23	23,800	23,976,094
(cost $23,795,900)
U.S. Treasury Obligations(k) — 0.2%
U.S. Treasury Bonds
1.875%	11/15/51	23,585	20,651,616
U.S. Treasury Notes
0.625%	08/15/30	4,800	4,170,000
1.375%	11/15/31	2,195	2,014,255

Total U.S. Treasury Obligations (cost $27,930,540)			26,835,871

A23

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Preferred Stocks — 0.1%
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(a)(oo)	335,000	$8,867,450
Electric Utilities — 0.1%
SCE Trust V, 5.450%(c), 3 Month LIBOR + 3.790%, Series K, Maturing 03/15/26(oo)	565,000	14,119,350

Total Preferred Stocks (cost $22,500,000)		22,986,800

Total Long-Term Investments (cost $14,471,038,193)		14,384,292,764
Short-Term Investments — 6.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	367,921,296	367,921,296
PGIM Institutional Money Market Fund (cost $630,875,853; includes $630,757,996 of cash collateral for securities on loan)(b)(wa)	631,366,792	630,798,562

Total Short-Term Investments (cost $998,797,149)		998,719,858

TOTAL INVESTMENTS—103.0% (cost $15,469,835,342)		15,383,012,622

Liabilities in excess of other assets(z) — (3.0)%		(447,715,281)

Net Assets — 100.0%		$14,935,297,341

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
BABs	Build America Bonds
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $618,823,601; cash collateral of $630,757,996 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at March 31, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
964	2 Year U.S. Treasury Notes	Jun. 2022	$204,292,688	$(2,509,043)
12,544	10 Year U.S. Treasury Notes	Jun. 2022	1,541,344,000	(40,375,924)
1,392	10 Year U.S. Ultra Treasury Notes	Jun. 2022	188,572,500	(5,737,466)
				(48,622,433)
Short Positions:
180	5 Year Euro-Bobl	Jun. 2022	25,659,247	829,661
2,760	5 Year U.S. Treasury Notes	Jun. 2022	316,537,500	7,229,831
2,172	10 Year Euro-Bund	Jun. 2022	381,224,281	20,189,167
1,186	20 Year U.S. Treasury Bonds	Jun. 2022	177,974,125	3,156,695
A24

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
Futures contracts outstanding at March 31, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
885	30 Year U.S. Ultra Treasury Bonds	Jun. 2022	$156,755,625	$4,775,068
211	Euro Schatz Index	Jun. 2022	25,847,625	286,732
				36,467,154
				$(12,155,279)
Forward foreign currency exchange contracts outstanding at March 31, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/22	HSBC Bank PLC	EUR	258,381	$284,736,235	$285,865,359	$1,129,124	$—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/22	HSBC Bank PLC	EUR	258,381	$293,306,486	$285,865,359	$7,441,127	$—
Expiring 05/06/22	HSBC Bank PLC	EUR	258,381	285,028,723	286,162,434	—	(1,133,711)
				$578,335,209	$572,027,793	7,441,127	(1,133,711)
						$8,570,251	$(1,133,711)
Credit default swap agreements outstanding at March 31, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date		Value at March 31, 2022		Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.38.V1	06/20/32	1.000%(Q)	821,920		$4,241,512		$2,471,516		$(1,769,996)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
A25

AST MULTI-SECTOR FIXED INCOME PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A26